UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Four-In-One Index Fund

November 30, 2014

1.810685.110

IDV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 60.0%
Spartan 500 Index Fund Investor Class (a)	26,374,410	$ 1,940,629,102
Spartan Extended Market Index Fund Investor Class (a)	8,626,592	483,434,189
TOTAL DOMESTIC EQUITY FUNDS		2,424,063,291
International Equity Funds - 25.0%
Spartan International Index Fund Investor Class (a)	25,481,031	1,011,342,113
TOTAL EQUITY FUNDS (Cost $2,348,974,190)		3,435,405,404
Fixed-Income Funds - 15.0%

Investment Grade Fixed-Income Funds - 15.0%
Spartan U.S. Bond Index Fund Investor Class (a) (Cost $582,600,692)	51,685,590	607,822,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,931,574,882)		4,043,227,938
NET OTHER ASSETS (LIABILITIES) - 0.0%		52,558
NET ASSETS - 100%		$ 4,043,280,496
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan 500 Index Fund Investor Class	$ 1,717,186,170	$ 157,518,807	$ 133,920,156	$ 24,376,928	$ 1,940,629,102
Spartan Extended Market Index Fund Investor Class	428,640,568	75,939,562	30,452,105	882,346	483,434,189
Spartan International Index Fund Investor Class	896,462,829	170,057,854	19,259,370	5,893,927	1,011,342,113
Spartan U.S. Bond Index Fund Investor Class	536,729,456	81,248,339	20,454,294	10,216,743	607,822,534
Total	$ 3,579,019,023	$ 484,764,562	$ 204,085,925	$ 41,369,944	$ 4,043,227,938
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $2,955,368,197. Net unrealized appreciation aggregated $1,087,859,741, of which $1,093,367,411 related to appreciated investment securities and $5,507,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015